Stock-based Compensation - Schedule of Fair Value of Each Option Grants (Details) - $ / shares	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	0.62%		0.91%
Dividend yield	0.00%		0.00%
Volatility rate	20.50%		18.00%
Sarcos Corp and Subsidiaries
Fair value of common stock			$ 27.69	$ 3.69	$ 3.66
Risk-free interest rate		3.05%	1.047%	0.51%	1.98%
Contractual term		10 years	6 years 1 month 20 days	6 years 21 days	6 years 10 months 28 days
Dividend yield		0.00%	0.00%	0.00%	0.00%
Volatility rate		85.00%	68.25%	64.98%	62.46%